Troubled Debts Restructures (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Loan
Paid in Full [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans
Recorded Investments
Paying as restructured [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans	15
Recorded Investments	738
Converted to nonaccrual [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans
Recorded Investments
Foreclosure/ Default [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans	2
Recorded Investments	511
Below market interest rate [Member] | Paid in Full [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans
Recorded Investments
Below market interest rate [Member] | Paying as restructured [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans
Recorded Investments
Below market interest rate [Member] | Converted to nonaccrual [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans
Recorded Investments
Below market interest rate [Member] | Foreclosure/ Default [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans
Recorded Investments
Other Loans [Member] | Paid in Full [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans
Recorded Investments
Other Loans [Member] | Paying as restructured [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans	15
Recorded Investments	738
Other Loans [Member] | Converted to nonaccrual [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans
Recorded Investments
Other Loans [Member] | Foreclosure/ Default [Member]
Schedule of successes and failures of the types of debt restructuring
Number of Loans	2
Recorded Investments	$ 511